Financial result (Tables)	6 Months Ended
Jun. 30, 2023
Financial result
Schedule of financial result

	Three months ended June 30,
	2023	2022

	(€ in thousands)
Finance expense	(720)	(947)
Interest expense on lease liabilities	(289)	(33)
Interest expense from the application of the effective interest rate method	(133)	(583)
Expense from revaluation of derivative financial instruments	(298)	--
Fair value valuation of financial assets	--	(330)
Other	--	(1)
Finance income	42	1,040
Payout of bond funds	--	--
Interest income from term deposits	39	--
Income from revaluation of derivative financial instruments	--	1,037
Other	3	3
Financial result	(678)	93

	Six months ended June 30,
	2023	2022

	(€ in thousands)
Finance expense	(1,169)	(1,995)
Interest expense on lease liabilities	(580)	(70)
Interest expense from the application of the effective interest rate method	(256)	(1,150)
Expense from revaluation of derivative financial instruments	(333)	--
Fair value valuation of financial assets	--	(773)
Other	--	(2)
Finance income	71	2,439
Payout of bond funds	--	77
Interest income from term deposits	66	--
Income from revaluation of derivative financial instruments	--	2,353
Other	5	9
Financial result	(1,098)	444